INTANGIBLE ASSETS (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 940	$ 932	$ 2,807	$ 2,807	$ 3,733	$ 3,682